Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.868%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,151,125.09

Principal:
Principal Collections	$17,895,131.08
Prepayments in Full	$11,266,624.94
Liquidation Proceeds	$482,936.88
Recoveries	$22,676.05
Sub Total	$29,667,368.95
Collections	$31,818,494.04

Purchase Amounts:
Purchase Amounts Related to Principal	$114,407.94
Purchase Amounts Related to Interest	$570.53
Sub Total	$114,978.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,933,472.51

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,933,472.51
Servicing Fee	$622,767.54	$622,767.54	$0.00	$0.00	$31,310,704.97
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,310,704.97
Interest - Class A-2a Notes	$124,023.54	$124,023.54	$0.00	$0.00	$31,186,681.43
Interest - Class A-2b Notes	$42,812.15	$42,812.15	$0.00	$0.00	$31,143,869.28
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$30,791,369.28
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$30,638,075.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,638,075.28
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$30,585,195.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,585,195.53
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$30,545,570.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,545,570.20
Regular Principal Payment	$27,937,362.39	$27,937,362.39	$0.00	$0.00	$2,608,207.81
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,608,207.81
Residual Released to Depositor	$0.00	$2,608,207.81	$0.00	$0.00	$0.00
Total		$31,933,472.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,937,362.39
Total					$27,937,362.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,455,476.37	$74.82	$124,023.54	$0.45	$20,579,499.91	$75.27
Class A-2b Notes	$7,481,886.02	$74.82	$42,812.15	$0.43	$7,524,698.17	$75.25
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$27,937,362.39	$26.55	$765,134.77	$0.73	$28,702,497.16	$27.28

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$156,661,309.93	0.5730114	$136,205,833.56	0.4981925
Class A-2b Notes	$57,301,137.51	0.5730114	$49,819,251.49	0.4981925
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$672,292,447.44	0.6389823	$644,355,085.05	0.6124292

Pool Information
Weighted Average APR	3.321%	3.309%
Weighted Average Remaining Term	47.81	46.98
Number of Receivables Outstanding	36,773	35,928
Pool Balance	$747,321,045.34	$717,010,199.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$698,923,218.81	$670,531,193.74
Pool Factor	0.6646872	0.6377280

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$31,797,707.99
Yield Supplement Overcollateralization Amount	$46,479,006.17
Targeted Overcollateralization Amount	$72,655,114.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,655,114.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$551,744.59
(Recoveries)		23	$22,676.05
Net Loss for Current Collection Period			$529,068.54
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8495%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3115%
Second Prior Collection Period			0.7348%
Prior Collection Period			0.3880%
Current Collection Period			0.8671%
Four Month Average (Current and Prior Three Collection Periods)			0.5754%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,139	$2,766,920.34
(Cumulative Recoveries)			$109,815.61
Cumulative Net Loss for All Collection Periods			$2,657,104.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2363%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,429.25
Average Net Loss for Receivables that have experienced a Realized Loss			$2,332.84

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.09%	342	$7,849,099.69
61-90 Days Delinquent	0.13%	41	$954,587.72
91-120 Days Delinquent	0.03%	10	$219,806.70
Over 120 Days Delinquent	0.04%	11	$270,599.57
Total Delinquent Receivables	1.30%	404	$9,294,093.68

Repossession Inventory:
Repossessed in the Current Collection Period		25	$747,732.24
Total Repossessed Inventory		38	$1,174,306.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1440%
Prior Collection Period			0.1468%
Current Collection Period			0.1726%
Three Month Average			0.1545%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2015%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer